Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived intangible assets [Line Items]
Other intangible assets, gross	$ 857	$ 857
Less – accumulated amortization	(524)	(348)
Total Intangible assets	333	509
Functional currency translation adjustments	41	13
Total intangible assets, net	374	522
Core technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived intangible assets [Line Items]
Other intangible assets, gross	312	312
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived intangible assets [Line Items]
Other intangible assets, gross	$ 545	$ 545